Income Taxes	6 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Income taxes

12. Income taxes

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the six months ended September 30, 2024 and 2023, the Company had no unrecognized tax benefits. Due to uncertainties surrounding future utilization, the Company estimates there will not be sufficient future income to realize the deferred tax assets arising from net operating losses for the Company’s subsidiaries. The Company maintains a full valuation allowance on its net deferred tax assets arising from net operating losses as of September 30, 2024 and March 31, 2024.

The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.

For the six months ended September 30, 2024 and 2023, the Company had a current income tax benefits of $nil and $75,422, respectively.